John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

February 24, 2015

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 191 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 192 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) pertaining to the BRC Large Cap Focus Equity Fund (“Large Cap Fund”) and the BRC Mid Cap Diversified Equity Fund (“Mid Cap Fund”) (collectively, the “Funds”). This Post-Effective Amendment No. 191 is being filed pursuant to Rule 485(a) for the sole purpose of requesting acceleration to March 2, 2015 as explained below.

On April 22, 2014, the Trust filed with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 153 under the 1922 Act and Amendment No. 154 under the 1940 Act to the Trust’s registration statement pertaining to the Funds. This amendment was filed for the purpose of adding the Mid-Cap Fund to the Trust. During the 75-day initial period following the filing of this amendment, the Trust was provided with comments from the SEC staff but, for business reasons, the effectiveness of the amendment was delayed a number of times and the Mid-Cap Fund has not yet gone effective. Most recently, as a result of an administrative oversight the amendment was delayed until March 4, 2015. Because the amendment also contains a prospectus for the Large Cap Fund, which is operational, the Trust needs to accelerate the effective date to March 2, 2015 to coincide with the Large Cap Fund’s regularly scheduled annual update. The Trust has had discussions with the staff on the same.

As such, this Post-Effective Amendment No. 191 relating to the Funds is being filed pursuant to Rule 485(a) for the sole purposes of requesting acceleration to March 2, 2015. Assuming the request for effectiveness is granted, the Trust will submit a Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act (the “B-Filing”). The B-Filing will be made for the purpose of incorporating the financial statements of the Large Cap Fund and including the consent of the Funds’ independent registered public accounting firm.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively